CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2019
CAPITAL STOCK.
Schedule of details of capital stock

	2018
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,944,921,880	4.99	247
Commissioners (Note 1b):
Hendri Saparini	654,505	0	0
Rinaldi Firmansyah	454,113	0	0
Directors (Note 1b):
Alex Janangkih Sinaga	1,683,359	0	0
Dian Rachmawan	1,575,562	0	0
Abdus Somad Arief	1,515,022	0	0
Herdy Rosadi Harman	1,514,720	0	0
Harry Mozarta Zein	689,492	0	0
David Bangun	1,000	0	0
Siti Choiriana	540	0	0
Public (individually less than 5%)	42,506,852,847	42.92	2,126
Total	99,062,216,600	100.00	4,953

	2019
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,601,837,380	4.65	230
Directors (Note 1b):
Ririek Adriansyah	1,156,955	0	0
Harry Mozarta Zen	474,692	0	0
Faizal Rochmad Djoemadi	126,800	0	0
Bogi Witjaksono	55,000	0	0
Edi Witjara	32,500	0	0
Siti Choirina	540	0	0
Public (individually less than 5%)	42,856,179,173	43.26	2,143
Total	99,062,216,600	100.00	4,953

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs.